PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of premises and equipment
Premises and equipment, gross	$ 7,428	$ 7,425
Less accumulated depreciation and amortization	(3,675)	(3,543)
Premises and equipment, net	3,753	3,882
Depreciation and amortization expense	274	265
Land
Summary of premises and equipment
Premises and equipment, gross	279	279
Buildings and improvements
Summary of premises and equipment
Premises and equipment, gross	4,867	4,860
Buildings and improvements | Minimum
Summary of premises and equipment
Estimated Useful Lives	5 years	5 years
Buildings and improvements | Maximum
Summary of premises and equipment
Estimated Useful Lives	40 years	40 years
Equipment
Summary of premises and equipment
Premises and equipment, gross	$ 2,282	$ 2,286
Equipment | Minimum
Summary of premises and equipment
Estimated Useful Lives	3 years	3 years
Equipment | Maximum
Summary of premises and equipment
Estimated Useful Lives	7 years	7 years